Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Schedule of earnings per share

	2023 £’000	2022 £’000	2021 £’000
Profit for the year attributable to equity holders of the Company	94,163	83,093	43,450

	2023	2022	2021
Weighted average number of shares outstanding	57,314,839	56,272,036	55,220,298

	2023	2022	2021
Earnings per share - basic (£)	1.64	1.48	0.79

	2023 £’000	2022 £’000	2021 £’000
Profit for the year attributable to equity holders of the Company	94,163	83,093	43,450

	2023	2022	2021
Weighted average number of shares outstanding	57,314,839	56,272,036	55,220,298
Diluted by: options in issue and contingent shares	767,549	1,746,164	1,830,315
Weighted average number of shares outstanding (diluted)	58,082,388	58,018,200	57,050,613

	2023	2022	2021
Earnings per share - diluted (£)	1.62	1.43	0.76